UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2013 (Unaudited)

DWS LifeCompass 2040 Fund
	Shares	Value ($)
Equity - Equity Funds 87.7%
DWS Capital Growth Fund "Institutional" (a)	9,936	764,656
DWS Core Equity Fund "Institutional" (a)	284,320	6,866,333
DWS Small Cap Value Fund "Institutional" (a)	4,184	201,782
DWS EAFE Equity Index Fund "Institutional" (a)	196,568	2,891,521
DWS Emerging Markets Equity Fund "Institutional" (a)	87,112	1,437,354
DWS Equity 500 Index Fund "Institutional" (a)	37,023	7,592,399
DWS Global Equity Fund "Institutional" (a)	99,819	804,539
DWS Global Growth Fund "Institutional" (a)	40,473	1,151,850
DWS Global Small Cap Growth Fund "Institutional" (a)	13,021	639,481
DWS Latin America Equity Fund "S" (a)	4,108	123,565
DWS Small Cap Core Fund "S" (a)	62,297	1,694,488
DWS Small Cap Growth Fund "S"* (a)	5,098	180,627
DWS World Dividend Fund "Institutional" (a)	9,826	281,011

Total Equity - Equity Funds (Cost $18,197,140)		24,629,606
Equity - Exchange-Traded Funds 1.0%
SPDR Barclays Convertible Securities Fund	5,234	244,480
SPDR Barclays Short Term High Yield Bond Fund	1,000	30,990

Total Equity - Exchange-Traded Funds (Cost $221,352)		275,470
Fixed Income - Bond Funds 10.6%
DWS Core Fixed Income Fund "Institutional" (a)	74,512	725,744
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	97,706	297,028
DWS Enhanced Global Bond Fund "S" (a)	21,366	211,098
DWS Floating Rate Fund "Institutional" (a)	19,814	187,439
DWS Global Inflation Fund "Institutional" (a)	11,857	117,624
DWS High Income Fund "Institutional" (a)	18,870	94,164
DWS Short Duration Fund "S" (a)	38,889	358,555
DWS U.S. Bond Index Fund "Institutional" (a)	92,989	968,016

Total Fixed Income - Bond Funds (Cost $3,034,981)		2,959,668
Market Neutral Fund 1.0%
DWS Diversified Market Neutral Fund "Institutional"* (a) (Cost $285,512)	29,926	289,683
Fixed Income - Money Market Fund 2.2%
Central Cash Management Fund, 0.07% (a) (b) (Cost $628,502)	628,502	628,502

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $22,367,487) †	102.5	28,782,929
Other Assets and Liabilities, Net	(2.5)	(711,873)

Net Assets	100.0	28,071,056

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $22,636,639.  At November 30, 2013, net unrealized appreciation for all securities based on tax cost was $6,146,290.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,504,604 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $358,314.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
SPDR: Standard & Poor's Depositary Receipt
A summary of the Fund’s transactions with affiliated funds during the period ended November 30, 2013 is as follows:

Affiliate	Value ($) at 8/31/2013	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions	Value ($) at 11/30/2013
DWS Capital Growth Fund	1,816,886	13,525	1,257,000	425,784	—	—	764,656
DWS Core Equity Fund	4,270,118	1,993,922	—	—	14,267	—	6,866,333
DWS Core Fixed Income Fund	531,045	690,906	500,000	(11,827)	3,392	—	725,744
DWS Diversified Market Neutral Fund	316,201	—	24,000	371	—	—	289,683
DWS EAFE Equity Index Fund	4,265,093	87,250	1,909,000	254,802	—	—	2,891,521
DWS Emerging Markets Equity Fund	1,452,842	76,421	245,000	4,893	—	—	1,437,354
DWS Enhanced Commodity Strategy Fund	322,086	5,912	25,000	(5,138)	—	—	297,028
DWS Enhanced Global Bond Fund	220,825	1,483	18,000	(426)	1,483	—	211,098
DWS Equity 500 Index Fund	7,372,518	86,918	635,000	123,380	30,369	—	7,592,399
DWS Floating Rate Fund	—	187,636	—	—	636	—	187,439
DWS Global Equity Fund	704,877	22,866	—	—	—	—	804,539
DWS Global Growth Fund	229,811	891,540	—	—	—	—	1,151,850
DWS Global Inflation Fund	314,918	824	202,000	(25,526)	824	—	117,624
DWS Global Small Cap Growth Fund	—	631,605	—	—	—	—	639,481
DWS High Income Fund	326,753	4,013	244,000	10,561	4,013	—	94,164
DWS International Fund	529,652	—	583,772	146,337	—	—	—
DWS Latin America Equity Fund	—	126,999	—	—	—	—	123,565
DWS Large Cap Value Fund	1,385,513	7,490	1,484,168	319,893	7,490	—	—
DWS Short Duration Fund	308,692	49,190	—	—	2,190	—	358,555
DWS Small Cap Core Fund	1,901,226	39,888	529,000	137,769	—	—	1,694,488
DWS Small Cap Growth Fund	—	174,000	—	—	—	—	180,627
DWS Small Cap Value Fund	—	194,000	—	—	—	—	201,782
DWS Technology Fund	228,393	—	247,156	104,613	—	—	—
DWS U.S. Bond Index Fund	1,136,140	25,896	201,000	(8,558)	8,049	—	968,016
DWS World Dividend Fund	1,179,151	4,840	969,000	130,436	4,840	—	281,011
Central Cash Management Fund	1,727,399	8,697,767	9,796,664	—	—	—	628,502
Total	30,540,139	14,014,891	18,869,760	1,607,364	77,553	—	28,507,459

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$24,629,606	$—	$—	$24,629,606
Exchange-Traded Funds	275,470	—	—	275,470
Bond Funds	2,959,668	—	—	2,959,668
Market Neutral Fund	289,683			289,683
Money Market Fund	628,502	—	—	628,502
Total	$28,782,929	$—	$—	$28,782,929

There have been no transfers between fair value measurements levels during the period ended November 30, 2013.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2040 Fund, a series of DWS Target Date Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2014